Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

Subsequently, in July and August 2023, the remaining outstanding August 2022 Convertible Debenture along with the Make-Whole interest of $207,000 were fully converted into an aggregate of 10,401,151 Class A ordinary shares, also the whole December 2022 Convertible Debenture along with the Make-Whole interest of approximately $1.1 million were fully converted into an aggregate of 70,999,400 Class A ordinary shares.

On September 2, 2023, the Company entered into a letter agreement (“September 2023 Letter Agreement”) with an accredited investor, wherein the investor agreed to exercise its purchase option to purchase an additional $2,500,000 debenture pursuant to the Securities Purchase Agreement dated as of August 9, 2022, by and between the Company and the investor. Pursuant to the September 2023 Letter Agreement, the Company issued a Series H ADS Purchase Warrant (the “Series H Warrants”) to purchase up to 13,158 ADSs with an exercise price equal to $1.90 per ADS and having a term of exercise expiring five years after the issuance. On September 5, 2023, the Company received net proceeds of $2,365,000 (the “Third Closing’) in consideration of the issuance of Convertible Debenture (the “September 2023 Debenture”) in the principal amount of $2,500,000. September 2023 Debenture has the same terms with the August 2022 and December 2022 Debentures.

Subsequently, in September 2023, the Company received an aggregate of net proceeds of $0.7 million in exchange for the issuance of 20,000,000 Class A ordinary shares, represented by 400,000 ADSs, as a result of the partial exercise of Series E Warrants at an exercise price of $1.90 per ADS.

On September 28, 2023, Lion Wealth Limited (“LWL”) entered into a Share Transfer Agreement with a third party, pursuant to which LWL sold its 100% ownership in Lion Investment (Hangzhou) Limited for a total cash consideration of $1,500,000. The Group received the sale proceeds in full in October 2023. The Group recorded a gain on sale of approximately $130,000 upon completion of the transaction.

On October 6, 2023, the Company held the 2023 Annual Meeting of Shareholders (the “2023 Annual Meeting”). The 2023 Annual Meeting approved and adopted the Company’s 2023 Equity Incentive Plan, pursuant to which an aggregate of 33,818,770 ordinary shares will be awarded or granted. On October 31, 2023, the Compensation Committee approved that a total of 32,000,000 Class B ordinary shares were granted to two directors in exchange for their services through the third quarter of 2024. On December 14, 2023, a total of 14,000,000 Class B ordinary shares were vested and issued in this regard.

The 2023 Annual Meeting also approved the increase of the Company’s authorized share capital from US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, comprising of 300,000,000 Class A ordinary shares, 150,000,000 Class B ordinary shares, and 50,000,000 preferred shares of a par value of US$0.0001 each, by the creation of an additional 39,700,000,000 Class A ordinary shares, 7,350,000,000 Class B ordinary shares, and 2,450,000,000 preferred shares of a par value of US$0.0001 each, such that the authorized share capital shall be US$5,000,000 divided into 50,000,000,000 shares of a par value of US$0.0001 each, comprising of 40,000,000,000 Class A ordinary shares, 7,500,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each.

On January 23, 2024, the Company entered into a second letter agreement (“January 2024 Letter Agreement”) with the accredited investor, wherein the investor agreed to exercise its purchase option to purchase an additional $1,000,000 debenture pursuant to the Securities Purchase Agreement dated as of August 9, 2022. Pursuant to the January 2024 Letter Agreement, the Company issued a Series I ADS Purchase Warrant (the “Series I Warrants”) to purchase up to 8,850 ADSs with an exercise price equal to $1.13 per ADS and having a term of exercise expiring five years after the issuance. On the same date, the Company received net proceeds of $940,000 (the “Fourth Closing’) in consideration of the issuance of Convertible Debenture (the “September 2023 Debenture”) in the principal amount of $1,000,000. January 2024 Debenture shares the same terms with the August 2022, December 2022 and September 2023 Debentures.